Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2013		$ 95,744	$ 163,947	$ 1,467,000	$ (43,774)	$ (258,509)	$ 1,424,408
Balance (in shares) at Dec. 31, 2013	95,744
Increase (decrease) in shareholders' equity
Net Income				153,151			153,151
Dividends:
Cash ($.60, $.58 and $.43 per share) for the year ended December 31, 2016, 2015 and 2014, respectively)				(34,762)			(34,762)
Purchase of treasury stock (349,029, 261,079 and 787,387 shares) for the years ended December 31, 2016, 2015 and 2014, respectively)						(18,923)	(18,923)
Exercise of stock options		40	515				555
Options exercised (in shares)	40
Stock compensation expense recognized in earnings			1,058				1,058
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					55,171		55,171
Balance at Dec. 31, 2014		95,784	165,520	1,585,389	11,397	(277,432)	1,580,658
Balance (in shares) at Dec. 31, 2014	95,784
Increase (decrease) in shareholders' equity
Net Income				136,726			136,726
Dividends:
Cash ($.60, $.58 and $.43 per share) for the year ended December 31, 2016, 2015 and 2014, respectively)				(38,515)			(38,515)
Purchase of treasury stock (349,029, 261,079 and 787,387 shares) for the years ended December 31, 2016, 2015 and 2014, respectively)						(6,678)	(6,678)
Exercise of stock options		82	1,288				1,370
Options exercised (in shares)	82
Stock compensation expense recognized in earnings			1,172				1,172
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(9,230)		(9,230)
Balance at Dec. 31, 2015		95,866	167,980	1,683,600	2,167	(284,110)	1,665,503
Balance (in shares) at Dec. 31, 2015	95,866
Increase (decrease) in shareholders' equity
Net Income				133,932			133,932
Dividends:
Cash ($.60, $.58 and $.43 per share) for the year ended December 31, 2016, 2015 and 2014, respectively)				(39,569)			(39,569)
Purchase of treasury stock (349,029, 261,079 and 787,387 shares) for the years ended December 31, 2016, 2015 and 2014, respectively)						(7,966)	(7,966)
Exercise of stock options		44	505				549
Options exercised (in shares)	44
Stock compensation expense recognized in earnings			1,082				1,082
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(28,864)		(28,864)
Balance at Dec. 31, 2016		$ 95,910	$ 169,567	$ 1,777,963	$ (26,697)	$ (292,076)	$ 1,724,667
Balance (in shares) at Dec. 31, 2016	95,910